Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of gains losses on disposals of non-financial assets [Line items]
Tangible and intangible assets, gains	€ 89	€ 131	€ 124
Investments, gains	60	1,219	2
Gains on disposals of tangible and intangible assets and investments	149	1,350	126
Tangible and intangible assets, losses	(34)	(55)	(92)
Investments, losses	(1)	(4)	(6)
Losses on disposals of tangible and intangible assets and investments	(35)	(59)	(98)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	114	1,291	28
Custody Business
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	0	989	0
Prisma
Disclosure of gains losses on disposals of non-financial assets [Line items]
Investments, gains	€ 0	€ 194	€ 0